Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Total revenues		$ 11,611,442	$ 16,824,823	$ 10,482,809
COST OF REVENUES
Total cost of revenues		6,990,207	13,404,627	6,715,388
GROSS PROFIT		4,621,235	3,420,196	3,767,421
OPERATING EXPENSES
Selling and marketing		1,103,266	1,480,732	1,956,811
General and administrative		7,179,289	12,130,707	7,732,287
Provision for credit losses		5,358,510	539,284	4,733,183
Research and development		4,062,297	4,814,463	3,459,987
Share based compensation		5,834,999	6,058,117	5,983,907
Impairment charges		64,485,916	31,958,931
Total operating expenses		88,024,277	56,982,234	23,866,175
OPERATING LOSS		(83,403,042)	(53,562,038)	(20,098,754)
OTHER INCOME (EXPENSE)
Loss from disposition of a subsidiary				(1,009)
Gain from equity investment			70,947
Loss on debt extinguishment		(473,653)
Change in fair value of convertible notes		1,048,271	(21,166)	(2,448,936)
Gain from fair value change in equity investments			2,402,943
Fair value loss on financial instruments			(71,006,115)
Other (expense) income		(1,127,491)	(169,107)	608
Total other expenses		(552,873)	(68,722,498)	(2,449,337)
LOSS BEFORE INCOME TAXES		(83,955,915)	(122,284,536)	(22,548,091)
INCOME TAX BENEFIT		(122,754)	(57,341)	(999,391)
NET LOSS		(83,833,161)	(122,227,195)	(21,548,700)
Less: loss attributable to non-controlling interests		(7,595,933)	(12,628,754)	(43,102)
NET LOSS ATTRIBUTABLE TO X3 HOLDINGS CO., LTD.		(76,237,228)	(109,598,441)	(21,505,598)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		(846,028)	(1,715,719)	(6,012,211)
COMPREHENSIVE LOSS		(84,679,189)	(123,942,914)	(27,560,911)
Less: comprehensive loss attributable to non-controlling interest		(7,432,236)	(12,615,498)	(22,888)
COMPREHENSIVE LOSS ATTRIBUTABLE TO X3 HOLDINGS CO., LTD.		$ (77,246,953)	$ (111,327,416)	$ (27,538,023)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES *
Basic (in Shares)	[1]	2,242,865	256,193	3,787
Diluted (in Shares)	[1]	2,242,865	256,193	3,787
LOSS PER SHARE
Basic (in Dollars per share)		$ (33.99)	$ (427.8)	$ (5,678.8)
Diluted (in Dollars per share)		$ (33.99)	$ (427.8)	$ (5,678.8)
Application development services
REVENUES:
Total revenues		$ 5,348,816	$ 9,780,115	$ 3,847,199
Consulting and technical support services
REVENUES:
Total revenues		3,563,248	3,609,158	2,538,500
Subscription services
REVENUES:
Total revenues		606,313	695,010	758,526
Trading revenue
REVENUES:
Total revenues		2,055,815	2,549,808	3,338,584
Others revenue
REVENUES:
Total revenues		37,250	190,732
Cost of application development services
COST OF REVENUES
Total cost of revenues		3,421,696	9,236,901	2,443,460
Cost of consulting and technical support services
COST OF REVENUES
Total cost of revenues		1,420,126	1,404,193	983,700
Cost of subscription services
COST OF REVENUES
Total cost of revenues		49,642	102,573	104,499
Cost of trading revenue
COST OF REVENUES
Total cost of revenues		2,044,973	2,504,352	3,183,729
Cost of others revenue
COST OF REVENUES
Total cost of revenues		$ 53,770	$ 156,608

[1]	Retroactively restated for one-for-six reverse split with effective date of February 10, 2025.